Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.44%
Agricultural & Farm Machinery–2.46%
AGCO Corp.	437,594	$30,692,843
Auto Parts & Equipment–6.87%
Dana, Inc.	2,092,140	32,239,877
Delphi Technologies PLC(b)	2,470,668	37,900,047
Motorcar Parts of America, Inc.(b)	788,109	15,651,845
		85,791,769
Building Products–7.62%
Builders FirstSource, Inc.(b)	175,212	4,344,382
JELD-WEN Holding, Inc.(b)	1,292,900	30,874,452
Masco Corp.	322,451	15,322,871
Masonite International Corp.(b)	54,300	4,078,473
Owens Corning	620,037	37,506,038
PGT Innovations, Inc.(b)	198,140	3,071,170
		95,197,386
Construction & Engineering–6.02%
AECOM(b)	1,121,689	54,099,060
Fluor Corp.	831,200	14,870,168
Valmont Industries, Inc.	44,300	6,293,258
		75,262,486
Construction Machinery & Heavy Trucks–1.18%
Astec Industries, Inc.	356,300	14,693,812
Consumer Finance–1.18%
SLM Corp.	1,345,300	14,690,676
Distributors–3.14%
LKQ Corp.(b)	1,199,500	39,205,658
Diversified Chemicals–3.46%
Chemours Co. (The)	948,304	13,152,977
Huntsman Corp.	1,463,300	30,085,448
		43,238,425
Diversified Metals & Mining–0.00%
Ferroglobe Representation & Warranty Insurance Trust(b)(c)	1,203,948	0
Electrical Components & Equipment–1.11%
nVent Electric PLC	556,000	13,844,400
Electronic Manufacturing Services–2.64%
Flex Ltd.(b)	2,509,339	32,997,808
Environmental & Facilities Services–1.01%
Team, Inc.(b)	931,007	12,661,695
Health Care Facilities–2.56%
Brookdale Senior Living, Inc.(b)	4,426,803	29,172,632
Capital Senior Living Corp.(b)	993,100	2,770,749
		31,943,381
Homebuilding–0.29%
TopBuild Corp.(b)	31,100	3,561,261
Shares		Value
Household Products–6.57%
Energizer Holdings, Inc.	957,900	$44,312,454
Spectrum Brands Holdings, Inc.	614,644	37,745,288
		82,057,742
Human Resource & Employment Services–1.91%
Insperity, Inc.	257,500	22,497,775
ManpowerGroup, Inc.	7,933	725,790
TrueBlue, Inc.(b)	31,554	691,348
		23,914,913
Industrial Conglomerates–1.55%
API Group Corp.(b)(d)	438,746	5,155,266
Carlisle Cos., Inc.	90,584	14,151,938
		19,307,204
Industrial Machinery–5.27%
Columbus McKinnon Corp.	89,900	3,145,601
Crane Co.	168,200	14,374,372
Hillenbrand, Inc.	732,900	21,276,087
Timken Co. (The)	514,600	27,031,938
		65,827,998
Investment Banking & Brokerage–0.89%
Evercore, Inc., Class A	44,500	3,409,590
Greenhill & Co., Inc.	30,222	473,277
Stifel Financial Corp.	112,500	7,277,625
		11,160,492
Life & Health Insurance–3.87%
Athene Holding Ltd., Class A(b)	290,100	12,636,756
CNO Financial Group, Inc.	2,032,818	35,757,269
		48,394,025
Oil & Gas Equipment & Services–1.91%
Forum Energy Technologies, Inc.(b)	401,800	425,908
Helix Energy Solutions Group, Inc.(b)	2,080,800	17,353,872
NexTier Oilfield Solutions, Inc.(b)	1,180,976	6,082,026
		23,861,806
Oil & Gas Exploration & Production–4.80%
Noble Energy, Inc.	732,800	14,487,456
Northern Oil and Gas, Inc.(b)	6,410,998	10,642,257
Parsley Energy, Inc., Class A	1,827,900	30,416,256
QEP Resources, Inc.	1,405,400	4,455,118
		60,001,087
Other Diversified Financial Services–1.19%
Equitable Holdings, Inc.	620,800	14,911,616
Paper Packaging–2.71%
Sealed Air Corp.	953,200	33,838,600
Pharmaceuticals–2.66%
Mylan N.V.(b)	1,550,200	33,205,284
Regional Banks–4.66%
First Horizon National Corp.	2,423,467	38,775,472

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Regional Banks–(continued)
Western Alliance Bancorp	352,100	$19,446,483
		58,221,955
Research & Consulting Services–0.23%
Resources Connection, Inc.	192,385	2,929,062
Semiconductor Equipment–1.51%
Kulicke & Soffa Industries, Inc. (Singapore)	729,100	18,876,399
Specialty Chemicals–1.17%
Flotek Industries, Inc.(b)	2,176,500	3,700,050
Kraton Corp.(b)	660,107	10,858,760
		14,558,810
Steel–4.36%
Allegheny Technologies, Inc.(b)	1,313,516	22,658,151
Carpenter Technology Corp.	799,404	31,768,315
		54,426,466
Thrifts & Mortgage Finance–7.69%
Axos Financial, Inc.(b)	907,312	25,558,979
MGIC Investment Corp.	2,937,413	40,506,925
Radian Group, Inc.	1,222,586	29,941,131
		96,007,035
Shares		Value
Trading Companies & Distributors–4.95%
Beacon Roofing Supply, Inc.(b)	658,137	$21,790,916
BMC Stock Holdings, Inc.(b)	128,195	3,741,372
DXP Enterprises, Inc.(b)	160,600	5,568,002
WESCO International, Inc.(b)	635,900	30,783,919
		61,884,209
Total Common Stocks & Other Equity Interests (Cost $1,255,826,541)		1,217,166,303
Money Market Funds–3.80%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)	16,486,021	16,486,021
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)	12,218,908	12,223,795
Invesco Treasury Portfolio, Institutional Class, 1.47%(e)	18,841,167	18,841,167
Total Money Market Funds (Cost $47,549,781)		47,550,983
TOTAL INVESTMENTS IN SECURITIES–101.24% (Cost $1,303,376,322)		1,264,717,286
OTHER ASSETS LESS LIABILITIES—(1.24)%		(15,530,380)
NET ASSETS–100.00%		$1,249,186,906
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2020 represented less than 1% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,217,166,303	$—	$0	$1,217,166,303
Money Market Funds	47,550,983	—	—	47,550,983
Total Investments	$1,264,717,286	$—	$0	$1,264,717,286
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Small Cap Value Fund